Financial Instruments by Category - Summary of Estimated Carrying Amount and Fair Value of Liabilities Measured at Amortized Costs (Details) - MXN ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 16,721,781	$ 19,355,177	$ 16,217,393
Carrying Amount
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	0	4,790,168
Carrying Amount | Financial Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties		4,790,168	4,721,340
Fair Value
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties	$ 0	4,798,894
Fair Value | Financial Liabilities at Amortized Cost
Disclosure of financial liabilities [line items]
Debt to related parties and debt to third parties		$ 4,798,894	$ 4,818,245